Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Research and development claims receivable	$ 33,528	$ 24,685
Accounts receivable	100	121
Prepayments	7,183	12,337
VAT receivable	2,867	2,701
Other assets	37	203
Other receivable	1,726	1,469
Deferred cost	2,092	1,494
Total prepaid expenses and other current assets	$ 47,533	$ 43,010